Financial risk management - Swaps (Details) - Interest rate swap $ in Thousands	Dec. 31, 2020 GBP (£) USD ($)	Jun. 30, 2020 GBP (£) USD ($)	Dec. 31, 2019 GBP (£) USD ($)
Financial risk management activities
Fair value of interest rate swaps, liability | £	£ 7,121,000	£ 9,136,000	£ 2,317,000
Long position
Financial risk management activities
Principal value of loan outstanding | $	150,000	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR	1 month $ LIBOR
Rate paid	2.032%	2.032%	2.032%